Securities, Amortized Cost and Fair Value of Securities Available-for-sale (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Available-for-sale Investment Securities [Abstract]
Amortized Cost	$ 256,303	$ 281,570
Gross Unrealized Gains	1,343	210
Gross Unrealized Losses	(3,740)	(13,660)
Estimated Fair Value	253,906	268,120
U.S. Government Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	86,442	169,203
Gross Unrealized Gains	575	210
Gross Unrealized Losses	(238)	(1,383)
Estimated Fair Value	86,779	168,030
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	5,336	6,406
Gross Unrealized Gains	0	0
Gross Unrealized Losses	(212)	(518)
Estimated Fair Value	5,124	5,888
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Investment Securities [Abstract]
Amortized Cost	164,525	105,961
Gross Unrealized Gains	768	0
Gross Unrealized Losses	(3,290)	(11,759)
Estimated Fair Value	$ 162,003	$ 94,202